Significant accounting policies (Details 2)	12 Months Ended
Mar. 31, 2019
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 - 15 years
Customer-related intangibles [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	1 - 11 years
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 - 15 years